Unit Activity (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of Movement in Number of Common Units, Subordinated Units and General Partner Units

The following table shows the movement in the number of common units, subordinated units and general partner units during the years ended December 31, 2016, 2015 and 2014:

(in units)	Common Units	Subordinated Units	General Partner Units
December 31, 2013	8,567,500	8,567,500	349,694
June 2014	4,600,000	—	93,877
July 2014	640,000	—	13,062
December 31, 2014	13,807,500	8,567,500	456,633
June 2015	5,000,000	—	102,041
Repurchase program	(180,906)	—	—
December 31, 2015	18,626,594	8,567,500	558,674
Subordinated units converted to common units	8,567,500	(8,567,500)	—
December 31, 2016	27,194,094	—	558,674